Related Party Transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
Fanhua Inc. (“Fanhua”)	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”)	Subsidiary of Fanhua Inc.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. (“Fanhua Yuntong”)	Subsidiary of Fanhua Inc.

Related party transactions:

	Note	Six months ended December 31,
		2021	2022
		RMB	RMB	US$
Other services
Insurance consulting service income accrued from Fanhua Lianxing	a	3,312	6,497	942
Insurance consulting service income received from Fanhua Lianxing	a	2,320	6,449	935
Trust consulting service income accrued from Fanhua Lianxing	b	-	5,643	818
Trust consulting service income received from Fanhua Lianxing	b	-	54	8

Selling expense
Promotion expense accrued and adjusted to Fanhua Yuntong	c	355	(55)	(8)
Promotion expense paid to Fanhua Yuntong	c	141	175	25

Notes:

(a)	Starting from January 2021, the Group has cooperated with Fanhua Lianxing to provide insurance consulting service.

(b)	Starting from January 2022, the Group has cooperated with Fanhua Lianxing to provide trust consulting service.

(c)	Starting from August 2021, the Group has cooperated with Fanhua Yuntong and Fanhua Yuntong has provided client referral service to us.

Amounts due from related parties:

	Note	June 30, 2022	December 31, 2022
		RMB	RMB	US$

Fanhua Lianxing	a	2,895	7,761	1,125
Total		2,895	7,761	1,125

Advance receipts from related parties:

	Note	June 30, 2022	December 31, 2022
		RMB	RMB	US$

Fanhua Lianxing	b	(1,500)	-	-
Total		(1,500)	-	-

Amount due to related parties:

	Note	June 30, 2022	December 31, 2022
		RMB	RMB	US$

Fanhua Yuntong	c	(292)	(236)	(34)
Total		(292)	(236)	(34)